SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
Description of Business
The Hershey Company together with its wholly-owned subsidiaries and entities in which it has a controlling interest,(the “Company,” “Hershey,” “we” or “us”) is a global confectionery leader known for its branded portfolio of chocolate, sweets, mints and other great-tasting snacks. The Company has more than 80 brands worldwide including such iconic brand names as Hershey’s, Reese’s, Kisses, Jolly Rancher and Ice Breakers, which are marketed, sold and distributed in approximately 80 countries worldwide. Hershey is focused on growing its presence in key international markets while continuing to build its competitive advantage in North America. The Company currently operates through two reportable segments that are aligned with its management structure and the key markets it serves: North America and International and Other. For additional information on our segment presentation, see Note 11.
Basis of Presentation
Our consolidated financial statements include the accounts of The Hershey Company and its majority-owned or controlled subsidiaries. Intercompany transactions and balances have been eliminated. We have a controlling financial interest if we own a majority of the outstanding voting common stock and minority shareholders do not have substantive participating rights, we have significant control through contractual or economic interests in which we are the primary beneficiary or we have the power to direct the activities that most significantly impact the entity's economic performance. Net income (loss) attributable to noncontrolling interests in 2016 and 2015 was not considered significant and was recorded within selling, marketing and administrative expense in the Consolidated Statements of Income. See Note 12 for additional information on our noncontrolling interest. We use the equity method of accounting when we have a 20% to 50% interest in other companies and exercise significant influence. In addition, we use the equity method of accounting for our investments in partnership entities which make equity investments in projects eligible to receive federal historic and energy tax credits. See Note 8 for additional information on our equity investments in partnership entities qualifying for tax credits.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. Our significant estimates and assumptions include, among others, pension and other post-retirement benefit plan assumptions, valuation assumptions of goodwill and other intangible assets, useful lives of long-lived assets, marketing and trade promotion accruals and income taxes. These estimates and assumptions are based on management’s best judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and the effects of any revisions are reflected in the consolidated financial statements in the period that they are determined. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Revenue Recognition
Revenue Recognition
We record sales when all of the following criteria have been met:

●	A valid customer order with a fixed price has been received;
●	The product has been delivered to the customer;
●	There is no further significant obligation to assist in the resale of the product; and
●	Collectability is reasonably assured.
Net sales include revenue from the sale of finished goods and royalty income, net of allowances for trade promotions, consumer coupon programs and other sales incentives, and allowances and discounts associated with aged or potentially unsaleable products. Trade promotions and sales incentives primarily include reduced price features, merchandising displays, sales growth incentives, new item allowances and cooperative advertising. Sales, use, value-added and other excise taxes are not recognized in revenue.
In 2017, 2016 and 2015, approximately 29%, 25% and 26%, respectively, of our consolidated net sales were made to McLane Company, Inc., one of the largest wholesale distributors in the United States to convenience stores, drug stores, wholesale clubs and mass merchandisers and the primary distributor of our products to Wal-Mart Stores, Inc.

Cost of Sales
Cost of Sales
Cost of sales represents costs directly related to the manufacture and distribution of our products. Primary costs include raw materials, packaging, direct labor, overhead, shipping and handling, warehousing and the depreciation of manufacturing, warehousing and distribution facilities. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance and property taxes.

Selling, Marketing and Administrative Expense
Selling, Marketing and Administrative Expense
Selling, marketing and administrative expense (“SM&A”) represents costs incurred in generating revenues and in managing our business. Such costs include advertising and other marketing expenses, selling expenses, research and development, administrative and other indirect overhead costs, amortization of capitalized software and intangible assets and depreciation of administrative facilities.  Research and development costs, charged to expense as incurred, totaled $45,850 in 2017, $47,268 in 2016 and $49,281 in 2015. Advertising expense is also charged to expense as incurred and totaled $541,293 in 2017, $521,479 in 2016 and $561,644 in 2015. Prepaid advertising expense was $56 and $651 as of December 31, 2017 and 2016, respectively.

Cash Equivalents
Cash Equivalents
Cash equivalents consist of highly liquid debt instruments, time deposits and money market funds with original maturities of three months or less. The fair value of cash and cash equivalents approximates the carrying amount.

Short-term Investments
Short-term Investments
Short-term investments consist of bank term deposits that have original maturity dates ranging from greater than three months to twelve months. Short-term investments are carried at cost, which approximates fair value.

Accounts Receivable - Trade
Accounts Receivable—Trade
In the normal course of business, we extend credit to customers that satisfy pre-defined credit criteria, based upon the results of our recurring financial account reviews and our evaluation of current and projected economic conditions. Our primary concentrations of credit risk are associated with McLane Company, Inc. and Target Corporation, two customers served principally by our North America segment. As of December 31, 2017, McLane Company, Inc. accounted for approximately 24% of our total accounts receivable. Target Corporation accounted for approximately 11% of our total accounts receivable as of December 31, 2017. No other customer accounted for more than 10% of our year-end accounts receivable. We believe that we have little concentration of credit risk associated with the remainder of our customer base. Accounts receivable-trade in the Consolidated Balance Sheets is presented net of allowances for bad debts and anticipated discounts of $41,792 and $40,153 at December 31, 2017 and 2016, respectively.

Inventories
Inventories
Inventories are valued at the lower of cost or market value, adjusted for the value of inventory that is estimated to be excess, obsolete or otherwise unsaleable. As of December 31, 2017, approximately 59% of our inventories, representing the majority of our U.S. inventories, were valued under the last-in, first-out (“LIFO”) method. The remainder of our inventories in the U.S. and inventories for our international businesses are valued at the lower of first-in, first-out (“FIFO”) cost or market. LIFO cost of inventories valued using the LIFO method was $443,492 as of December 31, 2017 and $402,919 as of December 31, 2016. The adjustment to LIFO, as shown in Note 16, approximates the excess of replacement cost over the stated LIFO inventory value. The net impact of LIFO acquisitions and liquidations was not material to 2017, 2016 or 2015.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is stated at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, as follows: 3 to 15 years for machinery and equipment; and 25 to 40 years for buildings and related improvements. At December 31, 2017 and December 31, 2016, property, plant and equipment includes assets under capital lease arrangements with net book values totaling $116,843 and $104,503, respectively. Total depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $211,592, $231,735 and $197,054, respectively, and includes depreciation on assets recorded under capital lease arrangements. Maintenance and repairs are expensed as incurred. We capitalize applicable interest charges incurred during the construction of new facilities and production lines and amortize these costs over the assets’ estimated useful lives.
We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. We measure the recoverability of assets to be held and used by a comparison of the carrying amount of long-lived assets to future undiscounted net cash flows expected to be generated. If these assets are considered to be impaired, we measure impairment as the amount by which the carrying amount of the assets exceeds the fair value of the assets. We report assets held for sale or disposal at the lower of the carrying amount or fair value less cost to sell.
We assess asset retirement obligations on a periodic basis and recognize the fair value of a liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. We capitalize associated asset retirement costs as part of the carrying amount of the long-lived asset.

Computer Software
Computer Software
We capitalize costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and it is probable the software being developed will be completed and placed in service. Capitalized costs include only (i) external direct costs of materials and services consumed in developing or obtaining internal-use software, (ii) payroll and other related costs for employees who are directly associated with and who devote time to the internal-use software project and (iii) interest costs incurred, when material, while developing internal-use software. We cease capitalization of such costs no later than the point at which the project is substantially complete and ready for its intended purpose.
The unamortized amount of capitalized software totaled $104,881 and $95,301 at December 31, 2017 and 2016, respectively. We amortize software costs using the straight-line method over the expected life of the software, generally 3 to 7 years. Accumulated amortization of capitalized software was $296,042 and $322,807 as of December 31, 2017 and 2016, respectively. Such amounts are recorded within other assets in the Consolidated Balance Sheets.
We review the carrying value of software and development costs for impairment in accordance with our policy pertaining to the impairment of long-lived assets.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived intangible assets are not amortized, but are evaluated for impairment annually or more often if indicators of a potential impairment are present. Our annual impairment tests are conducted at the beginning of the fourth quarter. We test goodwill for impairment by performing either a qualitative or quantitative assessment. If we choose to perform a qualitative assessment, we evaluate economic, industry and company-specific factors in assessing the fair value of the related reporting unit. If we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying value, a quantitative test is then performed. Otherwise, no further testing is required. For those reporting units tested using a quantitative approach, we compare the fair value of each reporting unit with the carrying amount of the reporting unit, including goodwill. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, impairment is indicated, requiring recognition of a goodwill impairment charge for the differential (up to the carrying value of goodwill). We test individual indefinite-lived intangible assets by comparing the estimated fair values with the book values of each asset.
We determine the fair value of our reporting units and indefinite-lived intangible assets using an income approach. Under the income approach, we calculate the fair value of our reporting units and indefinite-lived intangible assets based on the present value of estimated future cash flows. Considerable management judgment is necessary to evaluate the impact of operating and macroeconomic changes and to estimate the future cash flows used to measure fair value. Our estimates of future cash flows consider past performance, current and anticipated market conditions and internal projections and operating plans which incorporate estimates for sales growth and profitability, and cash flows associated with taxes and capital spending. Additional assumptions include forecasted growth rates, estimated discount rates, which may be risk-adjusted for the operating market of the reporting unit, and estimated royalty rates that would be charged for comparable branded licenses. We believe such assumptions also reflect current and anticipated market conditions and are consistent with those that would be used by other marketplace participants for similar valuation purposes. Such assumptions are subject to change due to changing economic and competitive conditions. See Note 3 for additional information regarding the results of impairment tests.
The cost of intangible assets with finite useful lives is amortized on a straight-line basis. Our finite-lived intangible assets consist primarily of certain trademarks, customer-related intangible assets and patents obtained through business acquisitions, which are amortized over estimated useful lives of approximately 25 years, 15 years, and 5 years, respectively. If certain events or changes in operating conditions indicate that the carrying value of these assets, or related asset groups, may not be recoverable, we perform an impairment assessment and may adjust the remaining useful lives.

Currency Translation
Currency Translation
The financial statements of our foreign entities with functional currencies other than the U.S. dollar are translated into U.S. dollars, with the resulting translation adjustments recorded as a component of other comprehensive income (loss). Assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the balance sheet date, while income and expense items are translated using the average exchange rates during the period.

Derivative Instruments
Derivative Instruments
We use derivative instruments principally to offset exposure to market risks arising from changes in commodity prices, foreign currency exchange rates and interest rates. See Note 5 for additional information on our risk management strategy and the types of instruments we use.
Derivative instruments are recognized on the balance sheet at their fair values. When we become party to a derivative instrument and intend to apply hedge accounting, we designate the instrument for financial reporting purposes as a cash flow or fair value hedge. The accounting for changes in fair value (gains or losses) of a derivative instrument depends on whether we have designated it and it qualified as part of a hedging relationship, as noted below:

•
Changes in the fair value of a derivative that is designated as a cash flow hedge are recorded in accumulated other comprehensive income (“AOCI”) to the extent effective and reclassified into earnings in the same period or periods during which the transaction hedged by that derivative also affects earnings.

•
Changes in the fair value of a derivative that is designated as a fair value hedge, along with the offsetting loss or gain on the hedged asset or liability that is attributable to the risk being hedged, are recorded in earnings, thereby reflecting in earnings the net extent to which the hedge is not effective in achieving offsetting changes in fair value.

•	Changes in the fair value of a derivative not designated as a hedging instrument are recognized in earnings in cost of sales or SM&A, consistent with the related exposure.
For derivatives designated as hedges, we assess, both at the hedge's inception and on an ongoing basis, whether they are highly effective in offsetting changes in fair values or cash flows of hedged items. The ineffective portion, if any, is recorded directly in earnings. In addition, if we determine that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, we discontinue hedge accounting prospectively.
We do not hold or issue derivative instruments for trading or speculative purposes and are not a party to any instruments with leverage or prepayment features.
Cash flows related to the derivative instruments we use to manage interest, commodity or other currency exposures are classified as operating activities.

Reclassifications
Reclassifications
Certain prior period amounts have been reclassified to conform to current year presentation. Specifically, this includes amounts reclassified to conform to the current year presentation in the Consolidated Statements of Cash Flows.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recent Accounting Pronouncement Retrospectively Adopted
The Company is filing this Current Report on Form 8-K solely to recast certain information in the 2017 Form 10-K in connection with the retrospective adoption of one new Accounting Standards Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”), as described below. The effects of the adoption of this ASU have also been reflected in Notes 7, 11, 15 and 17.
In March 2017, the FASB issued ASU No. 2017-07, Compensation-Retirement Benefits (Topic 715). This ASU requires an employer to report the service cost component of net benefit cost in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if presented, or disclosed separately. In addition, only the service cost component may be eligible for capitalization where applicable. The amendments should be applied on a retrospective basis. We adopted the provisions of this ASU retrospectively using the previously disclosed service cost and other costs from our prior year pension and other post-retirement benefit plan footnote, and accordingly, the Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 were recast.  The impact to our Consolidated Statements of Income, as a result of adopting this ASU, was as follows:

For the years ended December 31,	2017	2016	2015
Reclassified from:
Cost of sales	$10,857	$11,648	$3,880
Selling, marketing and administrative expense	27,911	24,073	23,947
Business realignment costs	—	13,669	10,178
Reclassified to Other (income) expense, net	$38,768	$49,390	$38,005

The adoption of this ASU had no impact on our consolidated balance sheets or statements of cash flows.
Recently Adopted Accounting Pronouncements
In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. We adopted the provisions of this ASU in the first quarter of 2017. This update principally affects the recognition of excess tax benefits and deficiencies and the cash flow classification of share-based compensation-related transactions. The requirement to recognize excess tax benefits and deficiencies as income tax expense or benefit in the income statement was applied prospectively, with a benefit of $11,745 recognized during the year ended December 31, 2017. Additionally, within the Consolidated Statement of Cash Flows, the impact of the adoption resulted in a $24,901 increase in net cash flow from operating activities and a corresponding decrease in net cash flow from financing activities for the year ended December 31, 2017. These classification requirements were adopted retrospectively to the Consolidated Statement of Cash Flows. As a result, for the year ended December 31, 2016, the impact resulted in a $29,953 increase in net cash flow from operating activities and a corresponding $29,953 decrease in net cash flow from financing activities. For the year ended December 31, 2015, the impact resulted in a $41,855 increase in net cash flow from operating activities and a corresponding $41,855 decrease in net cash flow from financing activities.
In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU eliminated Step 2 from the goodwill impairment test, which required a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Entities are permitted to adopt the standard early for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We early-adopted the provisions of this ASU in the fourth quarter of 2017 in conjunction with our annual impairment testing. The adoption had no impact on our Consolidated Financial Statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers that supersedes most current revenue recognition guidance. This guidance requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional financial statement disclosures that will enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows relating to customer contracts. The new standard was originally effective for us on January 1, 2017; however, in July 2015 the FASB decided to defer the effective date by one year. Early application is not permitted, but reporting entities may choose to adopt the standard as of the original effective date. The standard permits the use of either the full retrospective or modified retrospective transition method. We have concluded our assessment of the new standard and will be adopting the provisions of this ASU in the first quarter of 2018 utilizing the modified retrospective transition method. The adoption of the new standard will not have a material impact on our Consolidated Financial Statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This ASU will require lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. This ASU also requires certain quantitative and qualitative disclosures. Accounting guidance for lessors is largely unchanged. The amendments should be applied on a modified retrospective basis. ASU 2016-02 is effective for us beginning January 1, 2019. We are in the process of developing an inventory of our lease arrangements in order to determine the impact that the adoption of ASU 2016-02 will have on our consolidated financial statements and related disclosures. Based on our assessment to date, we expect adoption of this standard to result in a material increase in lease-related assets and liabilities on our Consolidated Balance Sheets; however, we do not expect it to have a significant impact on our Consolidated Statements of Income or Cash Flows.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amends ASC 815. The purpose of this ASU is to better align accounting rules with a company’s risk management activities and financial reporting for hedging relationships, better reflect economic results of hedging in financial statements, simplify hedge accounting requirements and improve the disclosures of hedging arrangements. The amendment should be applied using the modified retrospective transition method. ASU 2017-12 is effective for annual periods beginning after December 15, 2018 and interim periods within those annual periods, with early adoption permitted. We intend to adopt the provisions of this ASU in the first quarter of 2018. We believe the adoption of the new standard will not have a material impact on our Consolidated Financial Statements.
No other new accounting pronouncement issued or effective during the fiscal year had or is expected to have a material impact on our consolidated financial statements or disclosures.